Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward of Deferred Acquisition Costs (Details) - USD ($) $ in Thousands					12 Months Ended
	Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 12,918,000	[1]	$ 13,519,000	[1]	$ 13,519,000	[1]	$ 13,897,000		$ 12,334,000
Deferrals of acquisition costs									739,000
Amortization of deferred acquisition costs	1,225,000		1,305,000						534,000
Balance, end of period	12,918,000		13,519,000		12,918,000	[1]	13,519,000	[1]	13,897,000
Other product lines, end of period					219,000		155,000
Total balance, end of period					12,918,000		13,519,000
Variable Annuity
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 12,699,000		13,364,000		13,364,000		13,725,000
Deferrals of acquisition costs					544,000		779,000
Amortization of deferred acquisition costs					(1,209,000)		(1,291,000)
Balance, end of period					12,699,000		13,364,000		13,725,000
Variable Annuity | Change in accounting principle
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period			$ 0		$ 0		151,000
Balance, end of period							$ 0		$ 151,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.